Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) [Line Items]
Impairment of Assets	€ 1.9
Projections discounted on estimated discount rate	7.00%
Intellectual Property [Member]
Intangible Assets (Details) [Line Items]
Impairment of Assets	€ 1.9
Product development costs [Member]
Intangible Assets (Details) [Line Items]
Impairment of Assets	€ 0.3